Allianz Life Insurance Company of North America                   [Allianz Logo]

  Stewart Gregg
  Senior Securities Counsel
  Corporate Legal
  5701 Golden Hills Drive
  Minneapolis, MN  55416-1297

  Telephone:  763-765-2913
  Telefax:       763-765-6355
  stewart_gregg@allianzlife.com
  www.allianzlife.com

November 13, 2007


Sally Samuel, Senior Counsel
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Washington, DC    20549-4644


Re:  Allianz Life Insurance Company of North America
     Allianz Life Variable Account B
     Initial Registration Statement on Form N-4
     File Nos. 333-145866 and 811-05618

Dear Ms. Samuel:

We received written comments from you on October 31, 2007 with respect to Registrant's above-referenced Initial Registration Statement on Form N-4, File Nos. 333-145866 and 811-05618. This letter and the attached redlined prospectus pages respond to your comments. All page numbers in the comments refer to the courtesy copy sent to you on September 4, 2007. Please note that the name of the product has changed from Allianz Elite Choice to Allianz Connections. Also included are all financial statements and exhibits required to be filed, as well as several non-material revisions.

Within the attached Pre-Effective Amendment No. 1 are letters, submitted by Allianz Life of North America and the principal underwriter of the Separate
Account pursuant to Rule 461 under the Securities Act of 1933, that request acceleration of the effectiveness of the Registration Statement to November 20, 2007, or as soon as practicable after the filing of such amendment.

PROSPECTUS

1.       Fee Table (pages 5-6)

Comment:

For ease in reading the table, please show only the "Transfer Fee, Premium Taxes and Contract Maintenance Charge" in the right column. The words describing these charges should be added to the description of the charge on the left side.

Response:

We revised the table to show only the "Transfer Fee, Premium Taxes and Contract Maintenance Charge" in the right column. We moved the words describing these charges either to the left side of the table or to the footnotes.

                                                               AZL-Connections-1

2.       Accumulation Units/Computing the Contract Value (page 16)

Comment:

Please try to incorporate the language shown by the asterisks into the text here and elsewhere in the prospectus.

Response:

We have incorporated the language shown by the asterisks into the text here and in many other places in the prospectus.

3.       Quarterly Value Death Benefit (pages 46-47)

Comment:

The calculation of the benefit as described in the third paragraph appears to be different than what is described in the first paragraph. Please explain. Please also add the word "of" after "earliest" in the paragraph describing when the Quarterly Value Death Benefit terminates.

Response:

The calculation of the benefit in the third paragraph is an abbreviated description and, as indicated in the third sentence of this paragraph, the detailed description of how we calculate the Quarterly Anniversary Value is included in Appendix B. The calculation of the benefit in the first paragraph aligns with the detailed description in Appendix B.

We added the word "of" after "earliest" in the paragraph describing when the Quarterly Value Death Benefit terminates.

4.       Notes for Joint Owners Electing Single Lifetime Plus Payments (page 55)

Comment:

Please consider incorporating into the definition of "Contract Anniversary" the point that if the anniversary does not fall on a Business Day, the anniversary is the next Business Day. This change should also be made to the definition of "Benefit Anniversary."

Response:

We incorporated into the definition of "Contract Anniversary" and "Benefit Anniversary" the point that if the anniversary does not fall on a Business Day, the anniversary is the next Business Day.

5.       Exhibits

Comment:

Please add the exhibit number in the original filing for all documents incorporated by reference.

Response:

We added the exhibit number in the original filing for all documents incorporated by reference.

                                                               AZL-Connections-2

6.       Financial Statements, Exhibits, and Other Information

Comment:

Financial statements, exhibits, and other required or missing disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response:

Financial statements, exhibits, and other required or missing disclosure not included in the Initial Registration Statement are being filed in Pre-Effective Amendment No.1 to the Registration Statement.

OTHER

7.      Tandy Comment

Comment:

      We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the fund and its management are in possession of all facts relating to the fund's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

      Notwithstanding our comments, in the event the fund requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

     o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and the fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

      We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

Response:

Understood.
                                                               AZL-Connections-3

--------------------------------------------------------------------------------
Signature pages have been manually executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Company acknowledges that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing. The Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America


By:    /s/ Stewart Gregg
       ---------------------------------
          Stewart D. Gregg

                                                               AZL-Connections-4